John Hancock Life Insurance Company

Law Sector

John Hancock Place                                   [GRAPHIC APPEARS HERE]
P.O. Box 111
Boston, Massachusetts 02117-0111
(617) 572-9197

James C. Hoodlet
Vice President & Counsel

                                                     April 27, 2006

By EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     RE: John Hancock Life Insurance Company (U.S.A.) Separate Account A File No. 333-131299 (Majestic Performance Variable Universal Life)

Commissioner:

     Conveyed herewith via EDGAR for filing under the Securities Act of 1933 ("1933 Act"), pursuant to Rule 101(a)(2)(i) of Regulation S-T, is Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of John Hancock Life Insurance Company (U.S.A.) Account A ("Registrant") relating to certain variable life insurance policies offered by John Hancock Life Insurance Company (U.S.A.).

Background of Enclosed Filing
-----------------------------

     The above-referenced registration statement relates to the Majestic Performance Variable Universal Life product. The purpose of this filing is to incorporate SEC Staff comments to the initial registration, add exhibits and financial statements previously omitted, and to otherwise complete the filing.

Request for Acceleration
------------------------

     The Registrant has requested an effective date of May 1, 2006, in its letter dated April 20, 2006.

     If you have any questions about the enclosed documents, please call me at
(617) 572-9197. Thank you.


                                                     Sincerely,

                                                     /s/James C. Hoodlet


Enclosure